UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          July 18, 2005

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     113

Form 13F Information Table Value Total:    $224,138


List of Other Included Managers:  None






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Federal Natl Mtg Assn PFD 7% V PFD              313586794      222     4000 SH       SOLE                     4000
Abbott Labs                    COM              002824100     2123    43324 SH       SOLE                    43324
Altria Group Inc.              COM              02209S103      272     4200 SH       SOLE                     4200
American Express               COM              025816109     2594    48726 SH       SOLE                    48726
American Int'l Group           COM              026874107    18420   317042 SH       SOLE                   317042
Amgen Inc.                     COM              031162100      860    14228 SH       SOLE                    14228
Anadarko Petro Corp            COM              032511107     2141    26060 SH       SOLE                    26060
                                                                74      900 SH       OTHER                                       900
Anheuser Busch                 COM              035229103      229     5000 SH       SOLE                     5000
Annaly Mortgage Management Inc COM              035710409      209    11650 SH       SOLE                    11650
Applied Materials              COM              038222105      356    22000 SH       SOLE                    22000
Arlington Tankers Ltd          COM              G04899103      499    22900 SH       SOLE                    22900
Automatic Data Processing Inc. COM              053015103      541    12900 SH       SOLE                    12900
Avery Dennison Corp.           COM              053611109      678    12795 SH       SOLE                    12795
Axis Capital Holdings Ltd      COM              g0692u109      481    17000 SH       SOLE                    17000
BG Group                       COM              055434203     5479   131700 SH       SOLE                   131700
BP Plc Spons Adr               COM              055622104     3360    53862 SH       SOLE                    53862
Bank of America Corp.          COM              060505104      424     9300 SH       SOLE                     9300
                                                               128     2800 SH       OTHER                                      2800
Bombardier Inc. Cl B           COM              097751200       28    13000 SH       SOLE                    13000
CVS Corp.                      COM              126650100     4540   156190 SH       SOLE                   156190
                                                                99     3400 SH       OTHER                                      3400
Canadian Nat Res Ltd           COM              136385101     5099   140165 SH       SOLE                   140165
Charles River Labs Int'l       COM              159864107     3678    76230 SH       SOLE                    76230
Chesapeake Energy Corp.        COM              165167107      730    32000 SH       SOLE                    32000
Chevron Corp                   COM              166764100     1123    20074 SH       SOLE                    20074
                                                                56     1000 SH       OTHER                                      1000
Cisco Sys Inc                  COM              17275R102     7962   417288 SH       SOLE                   417288
                                                               103     5400 SH       OTHER                                      5400
Citigroup Inc.                 COM              172967101      763    16500 SH       SOLE                    16500
                                                                83     1800 SH       OTHER                                      1800
Colgate Palmolive              COM              194162103      675    13525 SH       SOLE                    13525
Comcast Corp New Cl A          COM              20030N101     5469   178325 SH       SOLE                   178325
Comcast Corp New Cl A Special  COM              20030N200     1674    55880 SH       SOLE                    55880
                                                                42     1400 SH       OTHER                                      1400
Commerce Bancorp Inc           COM              200519106     1819    60000 SH       SOLE                    60000
ConocoPhillips                 COM              20825C104     4410    76708 SH       SOLE                    76708
Danaher Corp                   COM              235851102      556    10615 SH       SOLE                    10615
Dell Inc.                      COM              24702R101      713    18075 SH       SOLE                    18075
E M C Corp                     COM              268648102     3171   231270 SH       SOLE                   231270
E*Trade Financial Corp.        COM              269246104     5834   417045 SH       SOLE                   417045
                                                                70     5000 SH       OTHER                                      5000
Emerson Elec                   COM              291011104      280     4467 SH       SOLE                     4467
Exxon Mobil Corp.              COM              30231G102    11284   196339 SH       SOLE                   196339
                                                                61     1056 SH       OTHER                                      1056
First Data Corp.               COM              319963104      460    11450 SH       SOLE                    11450
Fortune Brands Inc.            COM              349631101      493     5555 SH       SOLE                     5555
General Electric               COM              369604103    25624   739511 SH       SOLE                   739511
                                                                42     1200 SH       OTHER                                      1200
Gentry Resources Ltd.          COM              37246b101      453   116000 SH       SOLE                   116000
Goldman Sachs Group            COM              38141G104      502     4925 SH       SOLE                     4925
Google Inc.                    COM              38259P508     3261    11085 SH       SOLE                    11085
                                                               132      450 SH       OTHER                                       450
HSBC Hldgs PLC Spon ADR        COM              404280406      361     4532 SH       SOLE                     4532
                                                                65      812 SH       OTHER                                       812
Home Depot                     COM              437076102     2136    54900 SH       SOLE                    54900
                                                                60     1550 SH       OTHER                                      1550
Int'l Bus Machines             COM              459200101      445     6002 SH       SOLE                     6002
                                                               156     2100 SH       OTHER                                      2100
Intel Corp                     COM              458140100     1064    40900 SH       SOLE                    40900
                                                                83     3200 SH       OTHER                                      3200
J P Morgan Chase & Co          COM              46625H100      613    17345 SH       SOLE                    17345
                                                                52     1480 SH       OTHER                                      1480
Johnson & Johnson              COM              478160104     9210   141693 SH       SOLE                   141693
Liberty Media Corp. New Ser A  COM              530718105      609    59800 SH       SOLE                    59800
Lowes Companies                COM              548661107     5773    99150 SH       SOLE                    99150
Medtronic Inc.                 COM              585055106     1126    21734 SH       SOLE                    21734
                                                               135     2600 SH       OTHER                                      2600
Merck                          COM              589331107      328    10650 SH       SOLE                    10650
Microsoft Corp.                COM              594918104      962    38725 SH       SOLE                    38725
                                                               114     4600 SH       OTHER                                      4600
Nike Inc.                      COM              654106103      371     4280 SH       SOLE                     4280
Nokia Corp. Adr                COM              654902204      334    20100 SH       SOLE                    20100
                                                                53     3200 SH       OTHER                                      3200
Pengrowth Energy Trust Unit A  COM              706902301      636    28600 SH       SOLE                    28600
Pepsico                        COM              713448108     3926    72797 SH       SOLE                    72797
Pfizer                         COM              717081103      705    25562 SH       SOLE                    25562
                                                                25      900 SH       OTHER                                       900
Pitney Bowes                   COM              724479100      340     7800 SH       SOLE                     7800
Plains Expl & Prodtn           COM              726505100     3890   109490 SH       SOLE                   109490
Praxair Inc. Com               COM              74005p104     3052    65500 SH       SOLE                    65500
                                                                47     1000 SH       OTHER                                      1000
Procter & Gamble               COM              742718109     8459   160368 SH       SOLE                   160368
                                                                63     1200 SH       OTHER                                      1200
S P D R Tr. Unit Ser 1         COM              78462F103      338     2839 SH       SOLE                     2839
Sasol Ltd ADR                  COM              803866300     6206   230020 SH       SOLE                   230020
Schlumberger                   COM              806857108      668     8799 SH       SOLE                     8799
                                                                61      800 SH       OTHER                                       800
Staples Inc                    COM              855030102     5958   279841 SH       SOLE                   279841
Stratic Energy Corp            COM              862928108      511   690000 SH       SOLE                   690000
Symantec Corp                  COM              871503108      662    30470 SH       SOLE                    30470
Syntroleum Corp                COM              871630109     1389   135340 SH       SOLE                   135340
Target Corporation             COM              87612E106      756    13900 SH       SOLE                    13900
Teva Pharmaceutical Ind        COM              881624209     7594   243875 SH       SOLE                   243875
                                                                44     1400 SH       OTHER                                      1400
Texas Instruments              COM              882508104     6348   226150 SH       SOLE                   226150
                                                               126     4500 SH       OTHER                                      4500
Toreador Resources Corp        COM              891050106     2326    95750 SH       SOLE                    95750
Truestar Petroleum Corporation COM              897867107        6    20000 SH       SOLE                    20000
Tyco Intl. Ltd. New            COM              902124106      802    27456 SH       SOLE                    27456
                                                                76     2600 SH       OTHER                                      2600
Unit Corp.                     COM              909218109     1298    29500 SH       SOLE                    29500
United Technologies Corp.      COM              913017109     1003    19527 SH       SOLE                    19527
Verizon Communications         COM              92343V104     1697    49122 SH       SOLE                    49122
Vodafone Group Plc New Spons A COM              92857W100      454    18650 SH       SOLE                    18650
Wachovia Corp New Com          COM              929903102      645    13000 SH       SOLE                    13000
Wal Mart Stores                COM              931142103      455     9439 SH       SOLE                     9439
Walgreen                       COM              931422109      584    12698 SH       SOLE                    12698
Wellpoint Inc.                 COM              94973v107     6846    98306 SH       SOLE                    98306
Wells Fargo & Co.              COM              949746101     1257    20420 SH       SOLE                    20420
Zimmer Holdings Inc            COM              98956P102      455     5975 SH       SOLE                     5975
Milkhaus Labs Warrant $32.56 e WT               111111111        2    20272 SH       SOLE                    20272
Milkhaus Labs Warrant $35.52 e WT               111111111        2    20272 SH       SOLE                    20272